Stock-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expense	$ 8,495,189	$ 725,316	$ 195,113
Share based payment liability	1,815,607	0
Share based payment liability offset by gain	1,270,650	0	0
Stock based compensation expenses including SARS Plan		263,807	104,474
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expense	6,679,582	461,509	299,587
Stock appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total compensation expense	$ 8,495,189	$ 725,316	$ 299,587